Other long-term payables- Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other long term payables [Line Items]
Other non-current financial liabilities	€ 1,112	€ 1,279
Central Government loans for various infrastructure project concessions [Member] | Toll roads division [Member] | Autovía de aragón SA [Member]
Other long term payables [Line Items]
Other non-current financial liabilities	57
The debt of Dalaman International Airport [Member] | Airports division [Member]
Other long term payables [Line Items]
Other non-current financial liabilities	231	247
Concession agreement for the I-66 toll [Member] | Toll roads division [Member]
Other long term payables [Line Items]
Other non-current financial liabilities	€ 841	€ 915